Related party transactions (Details) In Thousands, unless otherwise specified				12 Months Ended				12 Months Ended		12 Months Ended		12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2014 Tencent Group CNY	Dec. 31, 2014 Tencent Group Commission service revenue from cooperation on advertising business CNY	Dec. 31, 2014 Tencent Group Online marketplace service CNY	Dec. 31, 2014 Tencent Group Purchase of advertising resources CNY	Dec. 31, 2014 PICOOC CNY	Dec. 31, 2014 PICOOC Purchase of goods CNY	Dec. 31, 2014 Hangzhou Gubei CNY	Dec. 31, 2014 Hangzhou Gubei Purchase of goods CNY	Dec. 31, 2014 Shanghai Icson Group CNY	Dec. 31, 2014 Shanghai Icson Group Service and sales of goods CNY	Dec. 31, 2014 Shanghai Icson Group Service and purchases CNY	Dec. 31, 2013 Haoyaoshi Online marketplace service CNY	Dec. 31, 2012 Haoyaoshi Online marketplace service CNY	Dec. 31, 2012 Jiangsu Suqian Network Co., Ltd. Loan repayment CNY
Related party transactions
Amount of related party transactions				95,287	272	88,076		12,383		2,178		164,811	103,976	8,297	8,391	1,500
Amount due from related parties	66,453	412,314	174,949								237,365
Amount due to related parties	$ 52,400	325,119	(321,066)				(3,254)		(799)